SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of restricted and performance shares

Thousand restricted shares	2024	2023	2022

Restricted and performance stocks outstanding at January 1	118,996	108,854	62,545
New restricted and performance shares during the period	25,603	33,686	49,328
Restricted and performance shares vested during the period	(20,256)	(18,309)	(12)
Restricted and performance shares forfeited during the period	(4,862)	(5,235)	(3,007)
Restricted and performance stocks outstanding at the end of the year	119,481	118,996	108,854

Schedule of outstanding options developed

Thousand options	2024	2023	2022

Options outstanding at January 1	87,961	99,717	113,760
Options forfeited during the period	(15,495)	(11,756)	(14,043)
Options outstanding at the end of the year	72,466	87,961	99,717

Schedule of weighted average exercise price

In R$ per share	2024	2023	2022

Options outstanding on January 1	18.86	19.39	19.92
Options forfeited during the period	22.30	22.68	22.60
Options outstanding at the end of the period	18.26	18.86	19.39
Options exercisable at the end of the period	18.26	19.08	20.12

Schedule of deferred shares

Thousand deferred shares	2024	2023	2022

Deferred shares outstanding at January 1	936	889	1,168
New deferred stocks during the period	-	47	44
Deferred stocks vested during the period	-	-	(214)
Deferred stocks forfeited during the period	-	-	(109)
Deferred stocks outstanding at the end of the year	936	936	889